Note 10 - Capital Risk Management	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
10.

Capital risk management

The Company’s objectives in managing its liquidity and capital are to safeguard the Company’s ability to continue as a going concern and to provide financial capacity to meet its strategic objectives. The capital structure of the Company consists of its equity (comprising of share capital, equity reserve, accumulated other comprehensive income and deficit), net of cash, cash equivalents and term deposits.

Capital as defined above is summarized in the following table:

	December 31, 2017	December 31, 2016
Equity	$220,239	$175,918
Cash, cash equivalents and term deposits	(160,395)	(138,347)
	$59,844	$37,571

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may
attempt to issue new shares, issue debt, acquire or dispose of assets.

In order to facilitate the management of its capital requirements, the Company prepares annual expenditure budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions. The annual and updated budgets are approved by the Board of Directors. The Company does not
pay out dividends.

As at
December 31, 2017,
the Company does
not
have any long-term debt and is
not
subject to any externally imposed capital requirements.

The Company currently has sufficient working capital (
$159,906
as at
December 31, 2017)
to maintain all of its properties and currently planned programs for a period in excess of the next year. In management’s opinion, the Company is able to meet its ongoing current obligations as they become due. However, the Company may
require additional capital in the future to meet its project related expenditures (see
Note
15
), as the Company is currently
not
generating cash flow from operations, and it
may
not
therefore generate sufficient operating cash flows to meet all of its future expenditure requirements. Future liquidity may
depend upon the Company’s ability to arrange additional debt or equity financing, as the Company relies on equity financings to fund its exploration and corporate activities.